UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF
AETOS LONG/SHORT STRATEGIES FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER:   811-21058

REGISTRANT
AETOS LONG/SHORT STRATEGIES FUND, LLC
C/O AETOS ALTERNATIVES MANAGEMENT, LP
875 THIRD AVENUE
NEW YORK, NY 10022
(212)-201-2500

PRINCIPAL EXECUTIVE OFFICERS
HAROLD SCHAAFF
AETOS ALTERNATIVES MANAGEMENT, LP
875 THIRD AVENUE
NEW YORK, NY 10022

AGENT FOR SERVICE
CLIFFORD CONE, ESQ.
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NY 10019

DATE OF FISCAL YEAR END: JANUARY 31

DATE OF REPORTING PERIOD: JULY 1, 2022 TO JUNE 30, 2023

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Matter 1

(a) Name of Issuer:  Marshall Wace Funds Public Limited Company

(b) Ticker Symbol:  Not applicable

(c) CUSIP:  Not applicable

(d) Meeting Date:  October 7, 2022

(e) Proposals voted on:

1. To receive the Directors’ Report and Financial Statements for the year ended 31 December 2021 and to review the affairs of the Company;
2. To re-appoint Ernst & Young as Auditors of the Company; and
3. To authorize the Directors to fix the remuneration of the Auditors

(f) Matters Proposed by:  Management

(g) Did registrant cast a vote:  Yes

(h) How Registrant Voted:  Registrant voted in favor of each proposal

(i)  Vote for or against management:  Registrant voted in accordance with management recommendation

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Matter 2

(a) Name of Issuer:  Marshall Wace Funds Public Limited Company

(b) Ticker Symbol:  Not applicable

(c) CUSIP:  Not applicable

(d) Meeting Date:  May 5, 2023

(e) Proposals voted on:

1. To consider and acknowledge receipt of the Report of the Directors and Auditors and Financial Statements for the year ended December 31, 2022 and to review the affairs of the Company;
2. To re-appoint Ernst & Young as Auditors of the Company;
3. To authorize the Directors to fix the remuneration of the Auditors

(f) Matters Proposed by:  Management

(g) Did registrant cast a vote:  Yes

(h) How Registrant Voted:  Registrant voted in favor of each proposal

(i)  Vote for or against management:  Registrant voted in accordance with management recommendation

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SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aetos Long/Short Strategies Fund, LLC

/s/ Michael Klein
Michael Klein
President

Date:  August 24, 2023